Capital Stock	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Capital Stock

7. Capital Stock

Preferred

Authorized: 3,333,333 shares, par value $0.01515 per share

Issued and fully paid: As of December 31, 2024 and December 31, 2023, 333,333 shares

Ordinary

Authorized: 10,000,000 shares, par value $0.015 per share

Issued and fully paid

	2024(1)	2023(1)	2022(1)

As of January 1	2,370,139	2,370,139	1,303,645
Issued during the year			1,066,494
As of December 31	2,370,139	2,370,139	2,370,139

(1)	All period results have been adjusted for the reverse stock split effective March 10, 2025 (See Note 12 - Subsequent Events).